Short Term Bank Loans - Schedule of Outstanding Balance of Short-Term Bank Loans (Parentheticals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Aggregated carrying value	$ 2.1	$ 2.3
Loan from SPD Bank [Member]
Short-Term Debt [Line Items]
Aggregated carrying value	$ 1.6	$ 1.7
Minimum [Member] | Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Fixed interest rate	3.90%	3.90%
Maturity Date	January 16, 2024	January 16, 2024
Minimum [Member] | Loan from SPD Bank [Member]
Short-Term Debt [Line Items]
Fixed interest rate	3.50%	3.50%
Maturity Date	June 28, 2024	June 28, 2024
Maximum [Member] | Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Fixed interest rate	4.20%	4.20%
Maturity Date	April 10, 2025	April 10, 2025
Maximum [Member] | Loan from SPD Bank [Member]
Short-Term Debt [Line Items]
Fixed interest rate	4.10%	4.10%
Maturity Date	December 16, 2025	December 16, 2025